UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21652

Fiduciary/Claymore MLP Opportunity Fund

(Exact name of registrant as specified in charter)

2455 Corporate West Drive, Lisle, IL 60532
(Address of principal executive offices)		(Zip code)

Nicholas Dalmaso

2455 Corporate West Drive, Lisle, IL 60532

(Name and address of agent for service)

Registrant’s telephone number, including area code: (630) 505-3700

Date of fiscal year end: November 30

Date of reporting period: February 28, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

Attached hereto.

Fiduciary/Claymore MLP Opportunity Fund

Portfolio of Investments

February 28, 2007 (unaudited)

Number of Shares		Value
	Master Limited Partnerships and MLP Affiliates - 150.6%
	Coal - 13.4%
881,300	Alliance Holdings G.P., L.P.	$20,172,957
357,800	Alliance Resource Partners, L.P.	12,415,660
1,145,621	Clearwater Natural Resources, L.P.
	(Acquired 08/01/05 and 10/02/06, Cost $22,912,423) (a)(b)	20,048,367
85,300	Natural Resource Partners, L.P.	5,377,312

		58,014,296

	Midstream Energy Infrastructure - 126.3%
129,300	Atlas Pipeline Partners, L.P.	6,212,865
846,402	Copano Energy, L.L.C.	55,930,244
407,167	Crosstex Energy, L.P.	15,301,336
249,470	Crosstex Energy, L.P., Senior Subordinated Series C Units
	(Acquired 06/29/06, Cost $7,000,128) (a) (b) (c)	8,521,694
548,775	DCP Midstream Partners, L.P.	20,293,700
50,000	Duncan Energy Partners L.P. (c)	1,200,000
15,717	Enbridge Energy Management, L.L.C. (d)	802,510
507,545	Enbridge Energy Partners, L.P.	26,803,451
1,620,580	Energy Transfer Partners, L.P.	89,391,193
1,203,480	Enterprise Products Partners L.P.	36,718,175
255,700	Hiland Partners, L.P.	13,869,168
659,450	Holly Energy Partners, L.P.	30,413,834
617,950	Kinder Morgan Energy Partners, L.P.	31,311,526
576,360	Kinder Morgan Management, L.L.C. (d)	28,823,764
129,308	Linn Energy L.L.C. (Acquired 01/30/07, Cost $3,362,008) (a) (b)	3,865,064
145,172	Linn Energy L.L.C. - Class C (Acquired 01/30/07, Cost $3,638,010) (a)(b)	4,062,268
1,661,086	Magellan Midstream Partners, L.P.	69,931,721
113,097	Markwest Energy Partners, L.P.	7,339,995
1,012,279	Plains All American Pipeline, L.P.	56,181,485
164,372	Plains All American Pipeline, L.P. (Acquired 12/19/06, Cost $7,868,502) (a) (b)	9,099,235
206,918	Targa Resources Partners L.P. (c)	4,986,724
266,600	Valero GP Holdings L.L.C.	7,022,244
426,400	Williams Partners, L.P.	18,420,480

		546,502,676

	Propane - 7.8%
524,100	Inergy Holdings, L.P.	21,776,355
385,400	Inergy, L.P.	11,958,962

		33,735,317

	Shipping - 3.1%
39,100	K-Sea Transportation Partners, L.P.	1,544,450
36,000	Teekay LNG Partners, L.P. (Marshall Island)	1,325,160
15,603	Teekay Offshore Partners, L.P. (Marshall Island)	464,969
518,051	U.S. Shipping Partners, L.P.	9,889,594

		13,224,173

	Total Master Limited Partnerships and MLP Affiliates
	(Cost $428,884,949)	651,476,462

	Incentive Distribution Rights - 0.0%
43	Clearwater Natural Resources, L.P. (Acquired 08/01/05, Cost $0) (a)(b)(c)	—

Principal Value		Value
	Short Term Investments - 4.9%
	U.S. Government and Agency Securities - 4.9%
21,100,000	Federal Home Loan Bank Discount Note, yielding 5.11%, 3/01/07	21,100,000

	(Amortized cost $21,100,000)
	Total Investments - 155.5%
	(Cost $449,984,949)	672,576,462
	Borrowings Outstanding - (34.7% of Net Assets or 22.3% of Total Investments)	(150,000,000)
	Liabilities in Excess of Other Assets - (20.8%)	(89,957,899)

	Net Assets - 100.0%	$432,618,563

L.L.C. Limited Liability Corporation

L.P. Limited Partnership

MLP Master Limited Partnership

(a)

Security is restricted and may be resold only in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2007, restricted securities aggregate market value amounted to $45,596,628 or 10.5% of net assets.

(b)

Security is valued in accordance with Fair Valuation procedures established in good faith by the Board of Trustees. The total market value of such securities is $45,596,628 which represents 10.5% of net assets.

(c)	Non-income producing security.

(d)	While non-income producing, security makes regular in-kind distributions.

See previously submitted notes to financial statements for the period ended November 30, 2006.

Restricted Securities

Security	Date of Acquisition	Shares	Current Cost	Fair Market Value	Value per share at Acquisition date (unrestricted)**	2/28/2007 Price
Clearwater Natural Resources L.P.*	8/01/05	43	$0	$0	$0.00	$0.00
Clearwater Natural Resources L.P.	8/01/05	892,857	17,857,143	15,624,997	$0.00	$17.50
Clearwater Natural Resources L.P.	10/2/2006	252,764	5,055,280	4,423,370	$0.00	$17.50
Crosstex Energy L.P.	6/29/2006	249,470	7,000,128	8,521,694	$37.50	$34.16
Linn Energy L.L.C.	1/30/07	145,172	3,638,010	4,062,268	$33.29	$27.98
Linn Energy L.L.C.	1/30/07	129,308	3,362,008	3,865,064	$33.29	$29.89
Plains All American Pipeline L.P.	12/19/06	164,372	7,868,502	9,099,235	$51.53	$55.36

*	Incentive Distribution Rights.
**	Valuation of unrestricted common stock on the acquisition date of the restricted securities.

Item 2.	Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fiduciary/Claymore MLP Opportunity Fund

By:	/s/ Nicholas Dalmaso
Nicholas Dalmaso Chief Legal and Executive Officer

Date:	April 19, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Nicholas Dalmaso
Nicholas Dalmaso Chief Legal and Executive Officer

Date:	April 19, 2007

By:	/s/ Steven M. Hill
Steven M. Hill Treasurer and Chief Financial Officer

Date:	April 19, 2007